Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: August 12, 2026

Payment Date	8/17/2026
Collection Period Start	7/1/2026
Collection Period End	7/31/2026
Interest Period Start	7/15/2026
Interest Period End	8/16/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$144,383,679.49	$17,101,258.13	$127,282,421.36	0.321615	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$241,413,679.49	$17,101,258.13	$224,312,421.36

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$262,942,742.23	$244,385,784.54	0.198854
YSOC Amount	$18,708,854.45	$17,253,154.89
Adjusted Pool Balance	$244,233,887.78	$227,132,629.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.21539%	ACT/360	$—
Class A-3 Notes	$144,383,679.49	5.82000%	30/360	$700,260.85
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$241,413,679.49			$1,137,339.69

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$262,942,742.23	$244,385,784.54
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$244,233,887.78	$227,132,629.65
Number of Receivables Outstanding	25,558	24,716
Weighted Average Contract Rate	5.27%	5.28%
Weighted Average Remaining Term (months)	25.1	24.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,158,722.61
Principal Collections	$18,381,357.46
Liquidation Proceeds	$157,340.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$19,697,420.48
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$19,697,420.48

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$219,118.95	$219,118.95	$—	$—	$19,478,301.53
Interest - Class A-1 Notes	$—	$—	$—	$—	$19,478,301.53
Interest - Class A-2a Notes	$—	$—	$—	$—	$19,478,301.53
Interest - Class A-2b Notes	$—	$—	$—	$—	$19,478,301.53
Interest - Class A-3 Notes	$700,260.85	$700,260.85	$—	$—	$18,778,040.68
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$18,475,638.35
First Allocation of Principal	$—	$—	$—	$—	$18,475,638.35
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$18,430,746.18
Second Allocation of Principal	$—	$—	$—	$—	$18,430,746.18
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$18,385,854.01
Third Allocation of Principal	$3,011,049.84	$3,011,049.84	$—	$—	$15,374,804.17
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,329,912.00
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,059,912.00
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,059,912.00
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,239,703.71
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,239,703.71
Remaining Funds to Certificates	$1,239,703.71	$1,239,703.71	$—	$—	$—
Total	$19,697,420.48	$19,697,420.48	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$18,708,854.45
Increase/(Decrease)	$(1,455,699.56)
Ending YSOC Amount	$17,253,154.89

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$244,233,887.78	$227,132,629.65
Note Balance	$241,413,679.49	$224,312,421.36
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	15	$175,600.23
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	155	$157,340.41
Monthly Net Losses (Liquidation Proceeds)			$18,259.82
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.28%
Preceding Collection Period			0.47%
Current Collection Period			0.09%
Four-Month Average Net Loss Ratio			0.26%
Cumulative Net Losses for All Periods			$3,298,363.53
Cumulative Net Loss Ratio			0.27%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	53	$723,833.52
60-89 Days Delinquent	0.12%	21	$283,045.70
90-119 Days Delinquent	0.03%	7	$81,156.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.45%	81	$1,088,035.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$54,342.99
Total Repossessed Inventory		3	$68,894.33

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		28	$364,201.91
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.16%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.32	0.13%	26	0.11%